Collateralized transactions - Maturity analysis of repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2015		Mar. 31, 2015
Offsetting Liabilities [Line Items]
Repurchase agreements	[1]	¥ 33,560	[2]	¥ 29,268
Securities lending transactions	[1]	2,849	[2]	¥ 2,924
Total gross recognized liabilities	[3]	36,409
Overnight and open
Offsetting Liabilities [Line Items]
Repurchase agreements	[4]	13,145
Securities lending transactions	[4]	1,851
Total gross recognized liabilities	[3],[4]	14,996
Up to 30 days
Offsetting Liabilities [Line Items]
Repurchase agreements		16,599
Securities lending transactions		712
Total gross recognized liabilities	[3]	17,311
30 - 90 days
Offsetting Liabilities [Line Items]
Repurchase agreements		2,320
Securities lending transactions		195
Total gross recognized liabilities	[3]	2,515
90 days - 1 year
Offsetting Liabilities [Line Items]
Repurchase agreements		1,130
Securities lending transactions		67
Total gross recognized liabilities	[3]	1,197
Greater than 1 year
Offsetting Liabilities [Line Items]
Repurchase agreements		366
Securities lending transactions		24
Total gross recognized liabilities	[3]	¥ 390

[1]	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2015, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,979 billion and \2,091 billion, respectively. As of March 31, 2015, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,507 billion and \52 billion, respectively. As of September 30, 2015, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \831 billion and \1,710 billion, respectively. As of September 30, 2015, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,392 billion and \151 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[4]	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.